RIGHT OF USE ASSET (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT OF USE ASSET
Summary of right of use assets

COST	Total
Balance at January 1, 2019 on adoption of IFRS 16	$1,407,704
Impairment of right-of-use asset	(231,773)
Impairment reversal	156,366
Sublease	(274,965)
Balance as at December 31, 2019	$1,057,333
Addition and lease modification	478,281
Balance as at December 31, 2020	$1,535,614

ACCUMULATED DEPRECIATION
Balance at January 1, 2019 on adoption of IFRS 16	—
Depreciation for the year	336,860
Balance at December 31, 2019	$336,860
Depreciation for the year	368,203
Balance as at December 31, 2020	$705,063

NET BOOK VALUE
As at January 1, 2019,	$1,407,704
As at December 31, 2019	$720,473
As at December 31, 2020	$830,551